Commitments (Details Textual)	12 Months Ended
	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2010 CAD	Jul. 24, 2012 Pathfinder Mines Corporation [Member] USD ($)	Jul. 24, 2012 Pathfinder Mines Corporation [Member] CAD	Dec. 31, 2012 Construction One [Member] USD ($)	Dec. 31, 2012 Construction Two [Member] USD ($)
Operating Leases, Rent Expense	300,000	300,000	300,000
Contractual Obligation						11,900,000	1,300,000
Completed Contractual Obligation						1,000,000	1,300,000
Purchase price				13,250,000	13,250,000
Initial cash payments				1,325,000	1,325,000
Business Acquisition Cost Of Acquired Entity Remainimg Amount	11,925,000
Contractual Obligation Billed Amount	2,000,000
Contractual Obligation Paid Amount	1,500,000
Contingency Cost	166,667